SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH   MARCH 1999

        THE CENTRAL EUROPEAN EQUITY, INC.
(Name of registered closed-end investment company)

              			    Approx Asset
Date	         Number    Price   Value or Approx    Seller
Each   Ident   Shares     Per     Asset Cov/Shr   or Seller's
Trans   Sec    Purch     Share   at Time of Purch    Broker


3-1   CEE       3500     12.2071    14.85         Paine Webber
3-2	" "       3000     12.125     14.74             " "
3-3	" "       3000     11.875     14.51             " "
3-4	" "      13500     11.50      14.31         Weeden & Co.
3-5	" "       3500     11.6518    14.65             " "
3-9	" "       3900     11.8109    15.20             " "
3-10	" "       3000     12.0188    15.31             " "
3-12	" "       2000     12.625     15.61             " "
3-15	" "       4600     12.322     15.64             " "
3-16	" "       4600     12.375     15.62             " "
3-17	" "       4000     12.3813    15.58             " "
3-18  " "       4600     12.25      15.40         Paine Webber
3-19	" "       4000     12.3125    15.57             " "
3-22	" "      24000     12.2786    15.44             " "
3-23	" "       5000     12.1263    15.11             " "
3-24	" "       3500     11.875     14.79             " "
3-25	" "       4000     12.3281    15.03             " "
3-26	" "      15000     11.865     14.74             " "
3-29	" "       4800     11.8125    14.74             " "
3-31	" "       4000     11.8875    15.03             " "

The Central European Equity Fund, Inc.
Name of Registrant
By Laura Weber - Assistant Treasurer
Date of Statement          4/12/99